Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 148,999,819	$ 145,256,256	$ 117,322,028
Cost of revenue
Cost of revenue	(111,990,554)	(112,718,709)	(90,925,259)
Gross profit	37,009,265	32,537,547	26,396,769
Operating expenses
Selling and marketing expenses	(17,144,161)	(18,283,260)	(12,606,810)
General and administrative expenses	(6,544,083)	(4,111,399)	(2,646,910)
Total operating expenses	(23,688,244)	(22,394,659)	(15,253,720)
Income from operations	13,321,021	10,142,888	11,143,049
Other income (expenses), net
Interest expenses, net	(842,246)	(612,554)	(787,528)
Other income	55,442	351,347	15,057
Foreign currency exchange loss	(843,319)	(508,845)	(314,183)
Total other expenses, net	(1,630,123)	(770,052)	(1,086,654)
Income before income taxes	11,690,898	9,372,836	10,056,395
Income tax expenses	(1,940,852)	(1,469,225)	(1,360,611)
Net income	9,750,046	7,903,611	8,695,784
Accretion of convertible redeemable preferred shares	(160,000)	(135,781)
Net income attributable to Able View Global Inc’s preferred shareholders	(148,701)	(120,446)
Net income attributable to Able View Global Inc’s ordinary shareholders	9,441,345	7,647,384	8,695,784
Net income	9,750,046	7,903,611	8,695,784
Other comprehensive income (expenses)
Foreign currency translation adjustment	39,671	287,598	(342,181)
Comprehensive income	9,789,717	8,191,209	8,353,603
Comprehensive income attributable to Able View Global Inc’s ordinary shareholders	$ 9,481,016	$ 7,934,982	$ 8,353,603
Earnings per share – basic (in Dollars per share)	$ 0.24	$ 0.2	$ 0.23
Dividends per share – basic (in Dollars per share)		$ 0.43	$ 0.19
Weighted average shares – basic (in Shares)	39,454,997	37,732,310	37,732,310
Product sales to third parties
Revenues
Revenues	$ 148,830,475	$ 143,138,571	$ 116,880,595
Cost of revenue
Cost of revenue	(111,840,117)	(110,625,125)	(90,483,937)
Product sales to related parties
Revenues
Revenues	169,344	2,117,685	441,433
Cost of revenue
Cost of revenue	$ (150,437)	$ (2,093,584)	$ (441,322)